Schedule of Investments (unaudited)	iShares® MSCI Netherlands ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Air Freight & Logistics — 1.1%
InPost SA(a)	53,874	$1,076,505
PostNL NV	366,274	2,149,036
		3,225,541
Banks — 7.9%
ABN AMRO Bank NV, CVA(a)(b)	212,127	2,828,961
ING Groep NV	1,376,351	19,131,200
Van Lanschot Kempen NV(a)	38,200	1,109,273
		23,069,434
Beverages — 6.1%
Coca-Cola Europacific Partners PLC.	88,202	5,337,985
Heineken Holding NV	28,127	2,830,161
Heineken NV	81,609	9,717,131
		17,885,277
Biotechnology — 0.3%
Pharming Group NV(a)(c)	704,895	863,556

Capital Markets — 0.4%
Flow Traders(b)	28,617	1,248,614

Chemicals — 8.9%
Akzo Nobel NV	81,007	10,411,729
Corbion NV	32,116	1,863,541
Koninklijke DSM NV	65,366	12,021,017
OCI NV(a)	66,914	1,702,293
		25,998,580
Construction & Engineering — 1.6%
Arcadis NV	46,049	2,004,363
Boskalis Westminster	49,732	1,701,424
Koninklijke BAM Groep NV(a)	369,597	1,085,357
		4,791,144
Distributors — 0.2%
B&S Group Sarl(b)	42,008	470,224

Diversified Financial Services — 0.0%
SNS REAAL NV(a)(c)(d)	68,952	1

Diversified Telecommunication Services — 1.7%
Koninklijke KPN NV	1,477,167	4,901,863

Electric Utilities — 0.0%
Fastned BV(a)	1,218	94,786

Electrical Equipment — 2.3%
Alfen Beheer BV(a)(b)	14,292	1,238,303
SIF Holding NV	18,172	360,334
Signify NV(b)	60,661	3,757,718
TKH Group NV	27,560	1,469,197
		6,825,552
Energy Equipment & Services — 1.0%
Fugro NV(a)	118,443	1,279,697
SBM Offshore NV	89,959	1,550,821
		2,830,518
Equity Real Estate Investment Trusts (REITs) — 1.3%
Eurocommercial Properties NV(a)	49,987	1,482,179
NSI NV	23,914	997,338
Vastned Retail NV	16,386	489,051
Wereldhave NV	48,763	869,109
		3,837,677
Security	Shares	Value

Food & Staples Retailing — 4.5%
Koninklijke Ahold Delhaize NV	417,033	$12,033,832
Sligro Food Group NV(a)	35,219	1,127,881
		13,161,713
Food Products — 0.7%
ForFarmers NV	47,533	307,305
JDE Peet’s NV(a)	43,867	1,724,865
		2,032,170
Health Care Equipment & Supplies — 6.5%
Koninklijke Philips NV	337,478	18,937,981

Hotels, Restaurants & Leisure — 0.6%
Basic-Fit NV(a)(b)	37,070	1,810,594

Household Durables — 0.3%
TomTom NV(a)	93,198	840,938

Insurance — 4.3%
Aegon NV	782,668	3,687,462
ASR Nederland NV	66,298	2,849,706
NN Group NV	121,310	6,149,270
		12,686,438
Internet & Direct Marketing Retail — 8.0%
Just Eat Takeaway.com NV(a)(b)	51,394	4,651,124
Prosus NV	179,595	18,619,805
		23,270,929
IT Services — 4.9%
Adyen NV(a)(b)	6,151	14,147,944

Leisure Products — 0.5%
Accell Group NV(a)	24,567	1,379,948

Machinery — 0.9%
Aalberts NV	48,900	2,757,294

Metals & Mining — 0.4%
AMG Advanced Metallurgical Group NV	30,033	1,094,358

Oil, Gas & Consumable Fuels — 0.6%
Koninklijke Vopak NV	37,061	1,748,063

Professional Services — 5.4%
Brunel International NV	29,007	398,122
Intertrust NV(a)(b)	72,148	1,325,146
Randstad NV	52,732	4,096,062
Wolters Kluwer NV	103,564	9,908,076
		15,727,406
Semiconductors & Semiconductor Equipment — 26.3%
ASM International NV	19,895	6,244,185
ASML Holding NV	100,660	67,376,919
BE Semiconductor Industries NV	36,513	2,973,174
		76,594,278
Software — 0.2%
CM.Com(a)	14,354	497,374

Trading Companies & Distributors — 2.7%
AerCap Holdings NV(a)	61,582	3,633,338
IMCD NV	25,578	4,129,865
		7,763,203
Total Common Stocks — 99.6%
(Cost: $242,614,245)		290,493,398

Schedule of Investments (unaudited) (continued)	iShares® MSCI Netherlands ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Investments

Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.06%(e)(f)(g)	903,341	$903,883
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(e)(f)	250,000	250,000
		1,153,883
Total Short-Term Investments — 0.4%
(Cost: $1,153,401)		1,153,883

Total Investments in Securities — 100.0%
(Cost: $243,767,646)		291,647,281

Other Assets, Less Liabilities — (0.0)%		(55,959)

Net Assets—100.0%		$291,591,322

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(e)	Affiliate of the Fund.

(f)	Annualized 7-day yield as of period-end.

(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/21	Shares Held at 05/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$3,761,800	$—		$(2,855,475	)(a)	$(2,351)	$(91)	$903,883	903,341	$48,267	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	90,000	160,000	(a)	—		—	—	250,000	250,000	52		—
						$(2,351)	$(91)	$1,153,883		$48,319		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	22	06/18/21	$1,083	$9,417

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Netherlands ETF
May 31, 2021

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$13,573,477	$276,919,920	$1	$290,493,398
Money Market Funds	1,153,883	—	—	1,153,883
	$14,727,360	$276,919,920	$1	$291,647,281
Derivative financial instruments(a)
Assets
Futures Contracts	$9,417	$—	$—	$9,417

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

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